Material accounting policies, new accounting standards and new and not yet effective accounting standards (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policies, new accounting standards and new and not yet effective accounting standards
Schedule of estimated useful lives of property, plant and equipment
Years
Property, buildings and leasehold improvements	5-20
IT equipment	3-10
Furniture, equipment and fittings	3-10
Right of use assets	3-15